Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

16.Quarterly Financial Data (Unaudited)

Our quarterly results of operations are summarized as follows:

	For the Three Months Ended
	March 31	June 30	September 30	December 31

	(In thousands)
Year ended December 31, 2019:
Total revenue	$3,138,000	$3,166,599	$3,122,282	$3,196,012
Operating income (loss)	430,735	435,966	438,498	515,999
Net income (loss) attributable to DISH DBS	177,760	185,368	204,858	259,545

Year ended December 31, 2018:
Total revenue	$3,383,222	$3,393,307	$3,334,444	$3,251,166
Operating income (loss)	508,121	549,502	542,439	466,448
Net income (loss) attributable to DISH DBS	204,192	285,691	281,272	200,132